Share-Based Payments (Details Narrative)	12 Months Ended
	Jun. 30, 2024 $ / shares $ / shares shares	Jun. 30, 2024 AUD ($) $ / shares shares	Jun. 30, 2023 $ / shares $ / shares shares	Jun. 30, 2023 AUD ($) $ / shares shares	Jun. 30, 2022 AUD ($) $ / shares shares	Jul. 25, 2024 shares
IfrsStatementLineItems [Line Items]
Weighted average year remaining contractual life		10 months 6 days		1 year 6 months 3 days	7 months 6 days
Weighted average exercise price | $ / shares		$ 1.12		$ 1.08	$ 1.02
Average price | (per share)	$ 0.713	$ 0.26	$ 2.27	$ 0.61	$ 0.52
Number of shares issued | shares	215,056,881	215,056,881	210,889,961	210,889,961	180,202,285	475,000
Share-based payment expense | $		$ 335,669		$ 780,235	$ 1,200,053
Performance rights [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					24,000,000
Number of shares issued post-consolidation | shares					2,400,000
Share-based payment expense | $		$ (463,129)		$ 300,076	$ 475,053
Performance rights granted [member]
IfrsStatementLineItems [Line Items]
Share price of granted | $ / shares	$ 1.30	$ 1.30	$ 1.30	$ 1.30	$ 1.30
Share-based payment expense | $		$ 463,129		$ 300,076	$ 163,053